PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 9,080	$ 8,513
Accumulated depreciation	8,287	7,513
Depreciated cost	793	1,000
Depreciation expenses	704	668	$ 641
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	7,876	7,385
Accumulated depreciation	7,243	6,607
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,092	1,019
Accumulated depreciation	942	816
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	112	109
Accumulated depreciation	$ 102	$ 90